Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Obligations under finance leases	¥ 21,460	¥ 26,055
Total	21,036,051	40,027,031
Debt issuance cost	(13,644)	(14,212)
Total, after debt issuance costs	21,022,407	40,012,819
MUFG:
Debt Instrument [Line Items]
Obligations under finance leases	726	377
Total	12,237,098	14,197,080
MUFG: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	7,623,526	9,898,523
MUFG: | Unsubordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 6,419,433	7,672,722
MUFG: | Unsubordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.41%
MUFG: | Unsubordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.57%
MUFG: | Unsubordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 278,616	566,150
MUFG: | Unsubordinated debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Unsubordinated debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.56%
MUFG: | Unsubordinated debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 30,561	41,488
MUFG: | Unsubordinated debt | Fixed Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.73%
MUFG: | Unsubordinated debt | Fixed Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.05%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 280,900	545,200
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.47%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 324,160	538,692
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.64%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 245,000	245,000
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.91%
MUFG: | Unsubordinated debt | Adjustable Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.86%
MUFG: | Unsubordinated debt | Floating Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 44,856	249,827
MUFG: | Unsubordinated debt | Floating Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.79%
MUFG: | Unsubordinated debt | Floating Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage
MUFG: | Unsubordinated debt | Floating Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 0	39,444
Interest rate, stated percentage	5.61%
MUFG: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 4,612,846	4,298,180
MUFG: | Subordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 990,959	937,805
MUFG: | Subordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.37%
MUFG: | Subordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.05%
MUFG: | Subordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 116,997	117,692
Interest rate, stated percentage	8.20%
MUFG: | Subordinated debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 2,143,532	1,983,789
MUFG: | Subordinated debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Subordinated debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.51%
MUFG: | Subordinated debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,005,655	963,219
MUFG: | Subordinated debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.35%
MUFG: | Subordinated debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.57%
MUFG: | Subordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 86,000	86,000
MUFG: | Subordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.79%
MUFG: | Subordinated debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 36,000	34,000
MUFG: | Subordinated debt | Adjustable Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.72%
MUFG: | Subordinated debt | Adjustable Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.28%
MUFG: | Subordinated debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 233,703	175,675
MUFG: | Subordinated debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.87%
MUFG: | Subordinated debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.95%
MUFG Bank:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 4,397	4,567
Total	5,780,373	22,781,771
MUFG Bank: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	5,262,653	22,174,623
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 8,300	17,200
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.34%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 929,501	1,060,184
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
MUFG Bank: | Unsubordinated debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 7,294	7,346
Interest rate, stated percentage	1.81%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 2,358,191	20,186,175
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.26%
MUFG Bank: | Unsubordinated debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 1,442,400	0
Interest rate, stated percentage	0.50%
MUFG Bank: | Unsubordinated debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 0	167,308
Interest rate, stated percentage	5.83%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 41,873	14,332
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.93%
MUFG Bank: | Unsubordinated debt | Fixed Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.87%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 392,524	628,297
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.88%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.41%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 80,058	93,781
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.59%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.45%
MUFG Bank: | Unsubordinated debt | Floating Rate Borrowings III
Debt Instrument [Line Items]
Long-term debt	¥ 2,512	0
Interest rate, stated percentage	2.05%
MUFG Bank: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 222,300	242,500
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 175,800	176,000
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.95%
MUFG Bank: | Subordinated debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.91%
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 21,500	41,500
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.88%
MUFG Bank: | Subordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.24%
MUFG Bank: | Subordinated debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	10,000
Interest rate, stated percentage	1.53%
MUFG Bank: | Subordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 15,000	15,000
Interest rate, stated percentage	0.96%
MUFG Bank: | Secured debt
Debt Instrument [Line Items]
Long-term debt	¥ 291,023	360,081
MUFG Bank: | Secured debt | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG Bank: | Secured debt | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 16,337	21,111
Total	3,018,580	3,048,180
Other subsidiaries: | Unsubordinated debt
Debt Instrument [Line Items]
Long-term debt	2,736,617	2,735,580
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 5,122	1,004
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.07%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 188,934	64,086
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.05%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 977,337	1,051,354
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	14.30%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 30,185	59,522
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.50%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 317,394	336,892
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes IV | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V
Debt Instrument [Line Items]
Long-term debt	¥ 425,945	389,260
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.50%
Other subsidiaries: | Unsubordinated debt | Fixed Rate Borrowings, Bonds and Notes V | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.00%
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 622,569	683,131
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	27.11%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 169,131	150,161
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated debt | Floating Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	27.50%
Other subsidiaries: | Unsubordinated debt | Adjustable Rate Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 0	170
Other subsidiaries: | Unsubordinated debt | Adjustable Rate Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.10%
Other subsidiaries: | Subordinated debt
Debt Instrument [Line Items]
Long-term debt	¥ 265,626	291,489
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 30,000	30,000
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.92%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.61%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 2,049	2,386
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 228,800	253,035
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated debt | Fixed Rate Borrowings, Bonds and Notes III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.30%
Other subsidiaries: | Subordinated debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 4,777	¥ 6,068
Interest rate, stated percentage	11.51%